Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans (Parenthetical) (Detail) - Dec. 31, 2017 ₺ in Thousands, € in Thousands, $ in Thousands	TRY (₺)	USD ($)	EUR (€)
Foreign Currency Loans [member] | Lifecell LLC [member]
Disclosure of detailed information about borrowings [line items]
Deposit amount	₺ 183,483	$ 17,100	€ 26,350